Investment in joint ventures and associates_Investments in joint ventures and associates accounted for using the equity method of accounting (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Woori Service Networks Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Freight & staffing services		Freight & staffing services
Percentage of ownership		4.90%		4.90%	4.90%
Location		Korea		Korea
Financial statements as of		Nov. 30, 2019		Nov. 30, 2018
Description of reason why using different reporting date or period for associate	[1]	The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of nature of entitys relationship with associate	[2]	Most of the significant business transactions of associates are with the Group as of December 31, 2018 and 2019.		Most of the significant business transactions of associates are with the Group as of December 31, 2018 and 2019.
Korea Credit Bureau Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Credit information		Credit information
Percentage of ownership		9.90%		9.90%	9.90%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2019		Dec. 31, 2018
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome	[3]	The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
Korea Finance Security Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Security service		Security service
Percentage of ownership		15.00%		15.00%	15.00%
Location		Korea		Korea
Financial statements as of		Nov. 30, 2019		Nov. 30, 2018
Description of reason why using different reporting date or period for associate	[1]	The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of nature of entitys relationship with associate	[2]	Most of the significant business transactions of associates are with the Group as of December 31, 2018 and 2019.		Most of the significant business transactions of associates are with the Group as of December 31, 2018 and 2019.
Saman Corporation
Disclosure of investments in associates and joint ventures [Line Items]
Main business		General construction Technology service		General construction Technology service
Percentage of ownership		9.20%		9.20%	9.20%
Location		Korea		Korea
Financial statements as of		Sep. 30, 2019		Sep. 30, 2018
Description of reason why using different reporting date or period for associate	[1]	The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome	[3]	The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
Wongwang Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Wholesale and real estate		Wholesale and real estate
Percentage of ownership		29.00%		29.00%
Location		Korea		Korea
Description of nature of entitys relationship with associate	[4]	There is no investment balance as of December 31, 2018 and 2019.		There is no investment balance as of December 31, 2018 and 2019.
Sejin construction Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Construction		Construction
Percentage of ownership		29.60%		29.60%
Location		Korea		Korea
Description of nature of entitys relationship with associate	[4]	There is no investment balance as of December 31, 2018 and 2019.		There is no investment balance as of December 31, 2018 and 2019.
ARES TECH Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Electronic component manufacturing		Electronic component manufacturing
Percentage of ownership		23.40%		23.40%
Location		Korea		Korea
Description of nature of entitys relationship with associate	[4]	There is no investment balance as of December 31, 2018 and 2019.		There is no investment balance as of December 31, 2018 and 2019.
Reading Doctors Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other services		Other services
Percentage of ownership		35.40%		35.40%
Location		Korea		Korea
Description of nature of entitys relationship with associate	[4]	There is no investment balance as of December 31, 2018 and 2019.		There is no investment balance as of December 31, 2018 and 2019.
Cultizm Korea LTD Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Wholesale and retail sales		Wholesale and retail sales
Percentage of ownership		31.30%		31.30%
Location		Korea		Korea
Description of nature of entitys relationship with associate	[4]	There is no investment balance as of December 31, 2018 and 2019.		There is no investment balance as of December 31, 2018 and 2019.
Nk Eng Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Manufacturing		Manufacturing
Percentage of ownership		23.10%		23.10%
Location		Korea		Korea
Description of nature of entitys relationship with associate	[4]	There is no investment balance as of December 31, 2018 and 2019.		There is no investment balance as of December 31, 2018 and 2019.
Woori Growth Partnerships New Technology Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial services		Other financial services
Percentage of ownership		23.10%		23.10%	23.10%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2019		Dec. 31, 2018
2016KIF-IMM Woori Bank Technology Venture Fund
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial services		Other financial services
Percentage of ownership		20.00%		20.00%	20.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2019		Dec. 31, 2018
K BANK Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Finance		Finance
Percentage of ownership		14.50%		14.10%	13.00%
Location		Korea		Korea
Financial statements as of		Nov. 30, 2019		Nov. 30, 2018
Description of reason why using different reporting date or period for associate	[1]	The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome	[3]	The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
Smart Private Equity Fund No.2
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial services		Other financial services
Percentage of ownership		20.00%		20.00%	20.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2019		Dec. 31, 2018
Woori Bank-Company K Korea Movie Asset Fund
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial services		Other financial services
Percentage of ownership		25.00%		25.00%	25.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2019		Dec. 31, 2018
Well to Sea no.3 Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Finance		Finance
Percentage of ownership		50.00%		50.00%	50.00%
Location		Korea		Korea
Financial statements as of		Sep. 30, 2019		Sep. 30, 2018
Description of reason why using different reporting date or period for associate	[1]	The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of nature of entitys relationship with associate		The Group has signed a contract that the Group (or the third party designated by the Group) has the priority to purchase the underlying assets (Aju Capital Co. Ltd.) when it is disposed by Well to Sea No. 3 Private Equity Fund.	[5]	The Group has signed a contract that the Group (or the third party designated by the Group) has the priority to purchase the underlying assets (Aju Capital Co. Ltd.) when it is disposed by Well to Sea No. 3 Private Equity Fund.
Partner One Value Up Ist Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial services		Other financial services
Percentage of ownership		23.30%		23.30%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2019		Dec. 31, 2018
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial services		Other financial services
Percentage of ownership		20.00%		20.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2019		Dec. 31, 2018
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial services		Other financial services
Percentage of ownership		25.00%		25.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2019		Dec. 31, 2018
LOTTE CARD Co., Ltd. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Credit card and installment financing		Credit card and installment financing
Percentage of ownership		20.00%
Location		Korea		Korea
Financial statements as of		Sep. 30, 2019
Description of reason why using different reporting date or period for associate	[1]	The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of nature of entitys relationship with associate		Due to capital contribution by the Group for the year ended December 31, 2019, the entities have been included in the investment in associates.	[6]	Due to capital contribution by the Group for the year ended December 31, 2019, the entities have been included in the investment in associates.
Japanese Hotel Real Estate Private Equity Fund 2 [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial services		Other financial services
Percentage of ownership		19.90%
Location		Korea		Korea
Financial statements as of		Oct. 31, 2019
Description of reason why using different reporting date or period for associate	[1]	The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of nature of entitys relationship with associate		Due to capital contribution by the Group for the year ended December 31, 2019, the entities have been included in the investment in associates.	[6]	Due to capital contribution by the Group for the year ended December 31, 2019, the entities have been included in the investment in associates.
Nomura-Rifa Private Real Estate Investment Trust No.17
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial services		Other financial services
Percentage of ownership				19.40%	25.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2019		Dec. 31, 2018
Description of nature of entitys relationship with associate		The entity was excluded from the associate as the Group sold its entire stake during the year ended December 31, 2019.	[7]	The entity was excluded from the associate as the Group sold its entire stake during the year ended December 31, 2019.
Uri Hanhwa Eureka Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial services		Other financial services
Percentage of ownership		0.80%		0.80%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2019		Dec. 31, 2018
Godo Kaisha Oceanos 1
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial services		Other financial services
Percentage of ownership		47.80%
Location		Japan		Japan
Financial statements as of		Oct. 31, 2019
Description of reason why using different reporting date or period for associate	[1]	The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of nature of entitys relationship with associate		Due to capital contribution by the Group for the year ended December 31, 2019, the entities have been included in the investment in associates.	[6]	Due to capital contribution by the Group for the year ended December 31, 2019, the entities have been included in the investment in associates.
Dongwoo C and C Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Construction		Construction
Percentage of ownership		24.50%		24.50%
Location		Korea		Korea
Description of nature of entitys relationship with associate	[4]	There is no investment balance as of December 31, 2018 and 2019.		There is no investment balance as of December 31, 2018 and 2019.
SJCO Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Aggregate transportation and wholesale		Aggregate transportation and wholesale
Percentage of ownership		28.70%		26.50%
Location		Korea		Korea
Description of nature of entitys relationship with associate	[4]	There is no investment balance as of December 31, 2018 and 2019.		There is no investment balance as of December 31, 2018 and 2019.
G2 Collection Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Wholesale and retail sales		Wholesale and retail sales
Percentage of ownership		29.20%		28.90%
Location		Korea		Korea
Description of nature of entitys relationship with associate	[4]	There is no investment balance as of December 31, 2018 and 2019.		There is no investment balance as of December 31, 2018 and 2019.
The Base Enterprise Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Manufacturing		Manufacturing
Percentage of ownership		48.40%		48.40%
Location		Korea		Korea
Description of nature of entitys relationship with associate	[4]	There is no investment balance as of December 31, 2018 and 2019.		There is no investment balance as of December 31, 2018 and 2019.
Kyesan engineering Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Construction		Construction
Percentage of ownership		23.30%		23.30%
Location		Korea		Korea
Description of nature of entitys relationship with associate	[4]	There is no investment balance as of December 31, 2018 and 2019.		There is no investment balance as of December 31, 2018 and 2019.
Good software lap Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Service		Service
Percentage of ownership		29.40%		29.40%
Location		Korea		Korea
Description of nature of entitys relationship with associate	[4]	There is no investment balance as of December 31, 2018 and 2019.		There is no investment balance as of December 31, 2018 and 2019.
QTS shipping Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Complex transportation brokerage		Complex transportation brokerage
Percentage of ownership		49.80%		49.40%
Location		Korea		Korea
Description of nature of entitys relationship with associate	[4]	There is no investment balance as of December 31, 2018 and 2019.		There is no investment balance as of December 31, 2018 and 2019.
DAEA SNC Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Wholesale and retail sales		Wholesale and retail sales
Percentage of ownership		25.50%		24.00%
Location		Korea		Korea
Description of nature of entitys relationship with associate	[4]	There is no investment balance as of December 31, 2018 and 2019.		There is no investment balance as of December 31, 2018 and 2019.
Force TEC C Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Manufacturing		Manufacturing
Percentage of ownership		25.80%		25.80%
Location		Korea		Korea
Description of nature of entitys relationship with associate	[4]	There is no investment balance as of December 31, 2018 and 2019.		There is no investment balance as of December 31, 2018 and 2019.
Sinseong Trading Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Manufacturing		Manufacturing
Percentage of ownership		27.90%		27.20%
Location		Korea		Korea
Description of nature of entitys relationship with associate	[4]	There is no investment balance as of December 31, 2018 and 2019.		There is no investment balance as of December 31, 2018 and 2019.
PREXCO Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Manufacturing		Manufacturing
Percentage of ownership		28.10%		28.10%
Location		Korea		Korea
Description of nature of entitys relationship with associate	[4]	There is no investment balance as of December 31, 2018 and 2019.		There is no investment balance as of December 31, 2018 and 2019.
Jiwon Plating Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Plating		Plating
Percentage of ownership		20.80%		20.80%
Location		Korea		Korea
Description of nature of entitys relationship with associate	[4]	There is no investment balance as of December 31, 2018 and 2019.		There is no investment balance as of December 31, 2018 and 2019.
Gil Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Manufacturing		Manufacturing
Percentage of ownership				26.10%
Location		Korea		Korea
Description of nature of entitys relationship with associate	[4]	There is no investment balance as of December 31, 2018 and 2019. The entity was excluded from the associate as the Group sold its entire stake during the year ended December 31, 2019.		There is no investment balance as of December 31, 2018 and 2019. The entity was excluded from the associate as the Group sold its entire stake during the year ended December 31, 2019.
Youngdong Sea Food Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Processed sea food manufacturing		Processed sea food manufacturing
Percentage of ownership		24.50%		24.00%
Location		Korea		Korea
Description of nature of entitys relationship with associate	[4]	There is no investment balance as of December 31, 2018 and 2019.		There is no investment balance as of December 31, 2018 and 2019.
Woori Bank, Woori Investment Bank Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Location		Korea
Woori-Shinyoung Growth-Cap Private Equity Fund 1
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial services		Other financial services
Percentage of ownership		31.90%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2019
Description of nature of entitys relationship with associate		Due to capital contribution by the Group for the year ended December 31, 2019, the entities have been included in the investment in associates.	[6]	Due to capital contribution by the Group for the year ended December 31, 2019, the entities have been included in the investment in associates.
Chin Hung International Inc.
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Construction		Construction
Percentage of ownership		25.30%		25.30%	25.30%
Location		Korea		Korea
Financial statements as of		Nov. 30, 2019		Nov. 30, 2018
Description of reason why using different reporting date or period for associate	[8]	Equity securities that have published market price among investment assets of associates are common shares of Chin Hung International Inc. Quoted market prices of Chin Hung International Inc. are 2,065 Won and 2,310 Won as of December 31, 2018 and 2019, respectively.		Equity securities that have published market price among investment assets of associates are common shares of Chin Hung International Inc. Quoted market prices of Chin Hung International Inc. are 2,065 Won and 2,310 Won as of December 31, 2018 and 2019, respectively.
Fair value of investments in associates for which there are quoted market prices		₩ 2,310		₩ 2,065
PCC-Woori LP Secondary Fund
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial services		Other financial services
Percentage of ownership		38.80%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2019
Description of nature of entitys relationship with associate	[6]	Due to capital contribution by the Group for the year ended December 31, 2019, the entities have been included in the investment in associates.
Woori-Q Corporate Restructuring Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Trust and collective investment		Trust and collective investment
Percentage of ownership		38.40%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2019
Description of nature of entitys relationship with associate	[6]	Due to capital contribution by the Group for the year ended December 31, 2019, the entities have been included in the investment in associates.

[1]	The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
[2]	Most of the significant business transactions of associates are with the Group as of December 31, 2018 and 2019.
[3]	The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
[4]	There is no investment balance as of December 31, 2018 and 2019.
[5]	The Group has signed a contract that the Group (or the third party designated by the Group) has the priority to purchase the underlying assets (Aju Capital Co. Ltd.) when it is disposed by Well to Sea No. 3 Private Equity Fund.
[6]	Due to capital contribution by the Group for the year ended December 31, 2019, the entities have been included in the investment in associates.
[7]	The entity was excluded from the associate as the Group sold its entire stake during the year ended December 31, 2019.
[8]	Equity securities that have published market price among investment assets of associates are common shares of Chin Hung International Inc. Quoted market prices of Chin Hung International Inc. are 2,065 Won and 2,310 Won as of December 31, 2018 and 2019, respectively.